Segment reporting	6 Months Ended
Jun. 30, 2022
Disclosure of operating segments [abstract]
Segment reporting	Segment reporting
Information about our reportable segments for the six months ended June 30, 2022 and 2021 is as follows:
For the six months ended June 30, 2022

In thousands of U.S. dollars	LR1	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total
Vessel revenue	$11,169	$88,508	$189,950	$289,493	$579,120	$—	$579,120
Vessel operating costs	(8,847)	(17,460)	(55,077)	(80,371)	(161,755)	—	(161,755)
Voyage expenses	—	(15,634)	(4,743)	(5,131)	(25,508)	—	(25,508)
Depreciation - owned or sale and leaseback vessels	(1,593)	(10,351)	(38,049)	(35,166)	(85,159)	—	(85,159)
Depreciation - right of use assets for vessels	—	—	(4,169)	(15,319)	(19,488)	—	(19,488)
General and administrative expenses	(335)	(684)	(2,051)	(3,008)	(6,078)	(29,179)	(35,257)
Loss on sale of vessels	(44,560)	—	(15,093)	(9,565)	(69,218)	—	(69,218)
Financial expenses	—	—	—	—	—	(78,710)	(78,710)
Financial income	20	—	—	314	334	690	1,024
Other income and (expense), net	—	—	—	—	—	1,634	1,634
Segment (loss) / income	$(44,146)	$44,379	$70,768	$141,247	$212,248	$(105,565)	$106,683

For the six months ended June 30, 2021

In thousands of U.S. dollars	LR1	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total
Vessel revenue	$23,344	$25,783	$88,278	$136,202	$273,607	$—	$273,607
Vessel operating costs	(14,065)	(19,814)	(50,834)	(79,187)	(163,900)	—	(163,900)
Voyage expenses	16	(479)	(243)	(2,075)	(2,781)	—	(2,781)
Depreciation - owned or sale and leaseback vessels	(10,446)	(10,454)	(40,112)	(36,994)	(98,006)	—	(98,006)
Depreciation - right of use assets for vessels	—	(1,773)	(4,216)	(16,052)	(22,041)	—	(22,041)
General and administrative expenses	(581)	(760)	(2,034)	(3,015)	(6,390)	(20,494)	(26,884)
Financial expenses	—	—	—	—	—	(69,973)	(69,973)
Loss on Convertible Notes exchange	—	—	—	—	—	(5,504)	(5,504)
Financial income	2	—	—	296	298	114	412
Other income and (expense), net	(393)	—	—	(368)	(761)	655	(106)
Segment loss	$(2,123)	$(7,497)	$(9,161)	$(1,193)	$(19,974)	$(95,202)	$(115,176)